EMPLOYEE BENEFITS (Details) - Schedule of defined benefit plans - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of defined benefit plans [Abstract]
Retirements payments	$ 45,076	$ 35,075
Resignation payments	6,365	5,817
Other obligations	42,047	15,341
Total liability for employee benefits	$ 93,488	$ 56,233